Share-based payments - Narrative (Details) - shares	1 Months Ended			4 Months Ended	6 Months Ended	103 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2025
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	39,370		125,000		164,370	486,714
BSAs | Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years		4 years
Vesting percentage	25.00%		25.00%
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				4,319,500
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				123,102
Vesting period				2 years
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				17,625
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				30,500
AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				25,000
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		50,000		50,000
Tranche 1 | AGA-2025-1, AGA-2025-2, AGA-2025-3, AGA-2025-4 and AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Vesting percentage				50.00%
Tranche 2 | AGA-2025-1, AGA-2025-2, AGA-2025-3, AGA-2025-4 and AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Vesting percentage				25.00%
Tranche 3 | AGA-2025-1, AGA-2025-2, AGA-2025-3, AGA-2025-4 and AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Vesting percentage				25.00%